Shareholders' Equity	3 Months Ended
Mar. 31, 2012
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 16: — SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges of ordinary shares:

1.	100% of the rights to profits are allocated to the ordinary shares.

2.	100% of the dissolution rights are allocated to the ordinary shares.

3.	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.

b.	Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.	Stock option plans:

1.	The Company’s 1991 Stock Incentive Plan provided for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options were granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant, and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four-year graded vesting term and generally expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share. As of March 31, 2012 and December 31, 2011, an aggregate of 6,425 options in respect of the 1991 plan were outstanding, and no further options in respect of the 1991 plan are available for future grants. The Company issues new shares to employees and associates exercising their stock options.

2.	The Company’s 1999 Stock Incentive Plan (“1999 plan”) provides for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options are substantially granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant and the aggregate amount of the options granted may not exceed 2,100,000, and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four to five-year graded vesting term and generally expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share of NIS 0.0001 par value (subject to adjustments). As of March 31, 2012 and December 31, 2011, an aggregate of 322,630 and 325,130 options in respect of the 1999 plan were outstanding, respectively, and no further options in respect of the 1999 plan are available for future grants. The Company issues new shares to employees and directors exercising their stock options.

3.	A summary of the Company’s stock option activity (except options to non-employees) and related information for the three months ended March 31, 2012 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms	Aggregate intrinsic value
				(in years)
Outstanding at December 31, 2011	331,555	$2.38 - $68.51	$26.08
Exercised	(500)	$13.64	$13.64
Forfeited	(2,000)	$26.09 - $68.51	$43.82
Granted	—	$—	$—

Outstanding at March 31, 2012	329,055	$2.38 - $68.51	$25.99	1.87	$4,800

Exercisable at March 31, 2012	329,055		$25.99	1.87	$4,800

Vested at March 31, 2012	329,055		$25.99	1.87	$4,800

The shares exercised for the three months ended March 31, 2012 and the year ended December 31, 2011 were 500 and 32,775, respectively, with a total intrinsic value of $12 and $378, respectively. As of March 31, 2012, there was $8 of unrecognized compensation costs related to share-based compensation arrangements granted under the Company’s stock option plan. For the three months ended March 31, 2012 and 2011, the Company recognized $0 and $20, respectively, in stock-based compensation expense.

The number of options exercisable as of March 31, 2012 and December 31, 2011 were 329,055 and 331,555, respectively. The weighted-average exercise prices for the options exercisable as of March 31, 2012 and December 31, 2011 were $25.99 and $26.08, respectively.

The stock options outstanding and exercisable as of March 31, 2012 have been classified into ranges of exercise prices as follows:

Options outstanding				Options exercisable
Range of exercise price	Outstanding as of March 31, 2012	Weighted- average remaining contractual life	Weighted- average exercise price	Exercisable as of March 31, 2012	Weighted- average exercise price
		(in years)
$ 2.38 – $10.00	7,425	0.25	$2.79	7,425	$2.79
$10.01 – $20.00	118,750	2.03	$13.08	118,750	$13.08
$20.01 – $30.00	87,500	2.26	$24.09	87,500	$24.09
$30.01 – $40.00	62,630	1.33	$32.80	62,630	$32.80
$40.01 – $68.51	52,750	1.72	$53.36	52,750	$53.36

	329,055	1.87	$25.99	329,055	$25.99

4.	There was no stock option activity associated with non-employees during the three months ended March 31, 2012. There were 3,000 stock options forfeited by non-employees during the year ended December 31, 2011.

d.	Dividends:

The Company may declare and pay dividends from retained earnings. For restrictions on dividend distribution, see Note 17.d.

e.	Net income per share:

	Three months ended March 31, 2012			Three months ended March 31, 2011
	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount

Basic EPS:	$47,252	44,476,429	$1.06	$25,658	44,284,556	$0.58

Effect of dilutive securities:
Stock options	—	112,578	—	—	162,737	—

Diluted EPS:	$47,252	44,589,007	$1.06	$25,658	44,447,293	$0.58